UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2009


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edgewood Management LLC

Address:  350 Park Avenue
          New York, New York 10022


13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Fausto Rotundo
Title:  Chief Compliance Officer
Phone:  (212) 652-9100


Signature, Place and Date of Signing:


/s/ Fausto Rotundo              New York, New York            July 31, 2009
-----------------------       ----------------------        --------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     99

Form 13F Information Table Value Total:  $5,513,331
                                         ----------
                                         (thousands)


List of Other Included Managers:  NONE

                                                      FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN  2           COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------           --------------        ---------  --------   ------------------  ----------  -------- ----------------------
                                                           VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS         CUSIP     (X$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------           --------------        ---------  --------   -------  ---  ----  ----------  -------- -------- ------ ------
3M CO                         COM              88579Y101   82,237   1,368,343 SH            SOLE       NONE   1,354,919  0    13,424
ABBOTT LABS                   COM              002824100   12,261     260,661 SH            SOLE       NONE     258,961  0     1,700
ALLERGAN INC                  COM              018490102  169,988   3,572,678 SH            SOLE       NONE   3,407,220  0   165,458
ALNYLAM PHARMACEUTICALS INC   COM              02043Q107      445      20,000 SH            SOLE       NONE      20,000  0         0
ALTRIA GROUP INC              COM              02209S103      447      27,286 SH            SOLE       NONE      10,936  0    16,350
AMERICAN TOWER CORP           CL A             029912201  366,149  11,612,715 SH            SOLE       NONE  11,042,557  0   570,158
AMPHENOL CORP NEW             CL A             032095101   10,095     319,059 SH            SOLE       NONE     298,869  0    20,190
APPLE INC                     COM              037833100  304,236   2,136,036 SH            SOLE       NONE   2,033,149  0   102,887
APPLIED MATLS INC             COM              038222105      627      56,931 SH            SOLE       NONE      56,487  0       444
AT&T INC                      COM              00206R102      701      28,201 SH            SOLE       NONE      11,340  0    16,861
BANK OF NEW YORK MELLON CORP  COM              064058100    5,488     187,232 SH            SOLE       NONE     178,417  0     8,815
BAXTER INTL INC               COM              071813109      286       5,400 SH            SOLE       NONE           0  0     5,400
BEACON POWER CORP             COM              073677106       35      45,095 SH            SOLE       NONE      45,095  0         0
BERKSHIRE HATHAWAY INC DEL    CL A             084670108      720           8 SH            SOLE       NONE           7  0         1
BERKSHIRE HATHAWAY INC DEL    CL B             084670207      701         242 SH            SOLE       NONE         242  0         0
BOEING CO                     COM              097023105      213       5,000 SH            SOLE       NONE       5,000  0         0
BP PLC                        SPONSORED ADR    055622104    3,559      74,637 SH            SOLE       NONE      59,953  0    14,684
BRISTOL MYERS SQUIBB CO       COM              110122108      795      39,137 SH            SOLE       NONE      12,200  0    26,937
CELGENE CORP                  COM              151020104  158,028   3,303,262 SH            SOLE       NONE   3,157,173  0   146,089
CHEVRON CORP NEW              COM              166764100    2,158      32,572 SH            SOLE       NONE      27,168  0     5,404
CHUBB CORP                    COM              171232101      366       9,168 SH            SOLE       NONE       9,168  0         0
CHURCH & DWIGHT INC           COM              171340102      892      16,425 SH            SOLE       NONE      16,425  0         0
CINCINNATI FINL CORP          COM              172062101      201       9,012 SH            SOLE       NONE       9,012  0         0
CISCO SYS INC                 COM              17275R102   10,531     564,690 SH            SOLE       NONE     527,094  0    37,596
CME GROUP INC                 COM              12572Q105  338,946   1,089,438 SH            SOLE       NONE   1,038,421  0    51,017
COCA COLA CO                  COM              191216100    3,619      75,406 SH            SOLE       NONE      49,701  0    25,705
COGNIZANT TECHNOLOGY SOLUTIO  CL A             192446102  329,215  12,330,134 SH            SOLE       NONE  11,670,373  0   659,761
COLGATE PALMOLIVE CO          COM              194162103   85,335   1,206,321 SH            SOLE       NONE   1,183,281  0    23,040
COMERICA INC                  COM              200340107      242      11,447 SH            SOLE       NONE       5,222  0     6,225
COVANCE INC                   COM              222816100  171,903   3,493,960 SH            SOLE       NONE   3,338,469  0   155,491
CRUCELL N V                   SPONSORED ADR    228769105    1,518      63,000 SH            SOLE       NONE      61,700  0     1,300
CVS CAREMARK CORPORATION      COM              126650100  224,406   7,041,288 SH            SOLE       NONE   6,698,790  0   342,498
DISNEY WALT CO                COM DISNEY       254687106      512      21,928 SH            SOLE       NONE       7,112  0    14,816
DUKE ENERGY CORP NEW          COM              26441C105      255      17,504 SH            SOLE       NONE      16,108  0     1,396
EATON VANCE TX ADV GLBL DIV   COM              27828S101      116      10,800 SH            SOLE       NONE      10,800  0         0
ELECTRONIC ARTS INC           COM              285512109  196,840   9,062,623 SH            SOLE       NONE   8,613,554  0   449,069
EMERSON ELEC CO               COM              291011104    1,269      39,174 SH            SOLE       NONE      19,350  0    19,824
EQUIFAX INC                   COM              294429105    1,253      48,018 SH            SOLE       NONE      31,586  0    16,432
EXXON MOBIL CORP              COM              30231G102   20,784     297,299 SH            SOLE       NONE     251,350  0    45,949
FIRST SOLAR INC               COM              336433107  185,007   1,140,612 SH            SOLE       NONE   1,092,113  0    48,499
FPL GROUP INC                 COM              302571104      608      10,700 SH            SOLE       NONE       7,500  0     3,200
FREEPORT-MCMORAN COPPER & GO  COM              35671D857      902      18,000 SH            SOLE       NONE      18,000  0         0
GENERAL ELECTRIC CO           COM              369604103      270      23,030 SH            SOLE       NONE      13,075  0     9,955
GENERAL MLS INC               COM              370334104      430       7,680 SH            SOLE       NONE       2,550  0     5,130
GENZYME CORP                  COM              372917104  266,481   4,786,800 SH            SOLE       NONE   4,552,453  0   234,347
GILEAD SCIENCES INC           COM              375558103  305,133   6,514,365 SH            SOLE       NONE   6,175,629  0   338,736
HEWLETT PACKARD CO            COM              428236103    1,063      27,497 SH            SOLE       NONE      25,600  0     1,897
HOME DEPOT INC                COM              437076102      528      22,355 SH            SOLE       NONE      22,355  0         0
HSBC HLDGS PLC                ADR A 1/40PF A   404280604      235      13,000 SH            SOLE       NONE      13,000  0         0
INTEL CORP                    COM              458140100      442      26,720 SH            SOLE       NONE      20,720  0     6,000
INTERNATIONAL BUSINESS MACHS  COM              459200101    2,213      21,192 SH            SOLE       NONE      13,686  0     7,506
INTUITIVE SURGICAL INC        COM NEW          46120E602    1,377       8,413 SH            SOLE       NONE       8,413  0         0
ISHARES TR                    DJ SEL DIV INX   464287168    2,141      60,553 SH            SOLE       NONE      60,553  0         0
JOHNSON & JOHNSON             COM              478160104    9,854     173,482 SH            SOLE       NONE     154,342  0    19,140
JPMORGAN CHASE & CO           COM              46625H100    1,603      46,983 SH            SOLE       NONE      25,234  0    21,749
KELLOGG CO                    COM              487836108      537      11,540 SH            SOLE       NONE       7,800  0     3,740
KIMBERLY CLARK CORP           COM              494368103      322       6,136 SH            SOLE       NONE           0  0     6,136
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER   494550106    4,220      82,550 SH            SOLE       NONE      82,550  0         0
KRAFT FOODS INC               CL A             50075N104      419      16,528 SH            SOLE       NONE       6,598  0     9,930
LILLY ELI & CO                COM              532457108      349      10,088 SH            SOLE       NONE       6,000  0     4,088
MFS CHARTER INCOME TR         SH BEN INT       552727109       82      10,000 SH            SOLE       NONE      10,000  0         0
MICROSOFT CORP                COM              594918104      997      41,932 SH            SOLE       NONE      39,132  0     2,800
MONSANTO CO NEW               COM              61166W101  277,768   3,736,458 SH            SOLE       NONE   3,553,383  0   183,075
NATIONAL OILWELL VARCO INC    COM              637071101  241,683   7,399,980 SH            SOLE       NONE   7,027,802  0   372,178
NOBLE ENERGY INC              COM              655044105      485       8,220 SH            SOLE       NONE       8,220  0         0
PAYCHEX INC                   COM              704326107    2,816     111,753 SH            SOLE       NONE      94,815  0    16,938
PEPSICO INC                   COM              713448108    9,243     168,168 SH            SOLE       NONE     148,658  0    19,510
PFIZER INC                    COM              717081103    2,576     171,719 SH            SOLE       NONE     149,454  0    22,265
PHILIP MORRIS INTL INC        COM              718172109    1,142      26,186 SH            SOLE       NONE       9,636  0    16,550
POWERSHARES ETF TRUST         WNDRHLL CLN EN   73935X500      125      12,400 SH            SOLE       NONE      12,400  0         0
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT     73936T565      209      17,000 SH            SOLE       NONE      12,000  0     5,000
PRAXAIR INC                   COM              74005P104      227       3,200 SH            SOLE       NONE       3,200  0         0
PROCTER & GAMBLE CO           COM              742718109    2,833      55,433 SH            SOLE       NONE      18,997  0    36,436
PROSHARES TR                  PSHS ULSHT 7-10Y 74347R313      566      10,000 SH            SOLE       NONE      10,000  0         0
PROSHARES TR                  PSHS ULTSH 20YRS 74347R297      514      10,100 SH            SOLE       NONE      10,100  0         0
PROSHARES TR                  PSHS ULTSHRT QQQ 74347R875      320      10,000 SH            SOLE       NONE      10,000  0         0
PROSHARES TR                  PSHS ULTRSHT O&G 74347R586      656      35,000 SH            SOLE       NONE      35,000  0         0
PROSHARES TR                  PSHS ULTASH DW30 74347R867      479      10,000 SH            SOLE       NONE      10,000  0         0
QUALCOMM INC                  COM              747525103  334,161   7,392,949 SH            SOLE       NONE   7,023,010  0   369,939
QUANTA SVCS INC               COM              74762E102  283,784  12,269,077 SH            SOLE       NONE  11,665,976  0   603,101
REGENCY CTRS CORP             COM              758849103    1,292      37,000 SH            SOLE       NONE      37,000  0         0
RESEARCH IN MOTION LTD        COM              760975102  388,192   5,460,569 SH            SOLE       NONE   5,209,492  0   251,077
ROYAL DUTCH SHELL PLC         SPONS ADR A      780259206      852      16,980 SH            SOLE       NONE       7,100  0     9,880
SCHLUMBERGER LTD              COM              806857108      863      15,944 SH            SOLE       NONE      12,100  0     3,844
SCHWAB CHARLES CORP NEW       COM              808513105  194,652  11,097,609 SH            SOLE       NONE  10,579,607  0   518,002
SELECT SECTOR SPDR TR         SBI INT-UTILS    81369Y886    4,250     152,400 SH            SOLE       NONE     152,400  0         0
SMUCKER J M CO                COM NEW          832696405      461       9,482 SH            SOLE       NONE       1,168  0     8,314
SPDR TR                       UNIT SER 1       78462F103    1,191      12,948 SH            SOLE       NONE      12,948  0         0
STATE STR CORP                COM              857477103  174,168   3,689,994 SH            SOLE       NONE   3,530,840  0   159,154
THERMO FISHER SCIENTIFIC INC  COM              883556102  160,978   3,948,436 SH            SOLE       NONE   3,758,197  0   190,239
UNILEVER N V                  N Y SHS NEW      904784709      233       9,639 SH            SOLE       NONE       9,639  0         0
VERIZON COMMUNICATIONS INC    COM              92343V104      992      32,266 SH            SOLE       NONE      20,840  0    11,426
VISA INC                      COM CL A         92826C839  125,910   2,022,319 SH            SOLE       NONE   1,939,357  0    82,962
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209    4,283     219,773 SH            SOLE       NONE     186,371  0    33,402
WALGREEN CO                   COM              931422109      858      29,180 SH            SOLE       NONE         300  0    28,880
WELLS FARGO & CO NEW          COM              949746101      350      14,418 SH            SOLE       NONE       4,618  0     9,800
WINDSTREAM CORP               COM              97381W104      113      13,515 SH            SOLE       NONE      11,241  0     2,274
WYETH                         COM              983024100      799      17,610 SH            SOLE       NONE      11,330  0     6,280
XENOPORT INC                  COM              98411C100      722      31,178 SH            SOLE       NONE      31,178  0         0

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